Equity Investment in Unconsolidated Investments - Equity Investment in Joint Venture (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Equity investment in unconsolidated investments	$ 91,662,090	$ 69,713,793	$ 36,259,959
Joint Venture
Schedule of Equity Method Investments
Equity investment in unconsolidated investments	$ 51,416,176	$ 29,255,511	0
Joint Venture | LEL Arlington JV LLC
Schedule of Equity Method Investments
Equity Method Investment, Description of Principal Activities	Third party	Third party
Equity Method Investment, Ownership Percentage	80.00%	80.00%
Equity investment in unconsolidated investments	$ 23,962,388	$ 23,949,044	0
Joint Venture | LEL NW 49th JV LLC
Schedule of Equity Method Investments
Equity Method Investment, Description of Principal Activities	Third party	Third party
Equity Method Investment, Ownership Percentage	80.00%	80.00%
Equity investment in unconsolidated investments	$ 4,838,353	$ 5,306,467	$ 0
Joint Venture | TCG Corinthian FL Portfolio JV LLV
Schedule of Equity Method Investments
Equity Method Investment, Description of Principal Activities	Third Party
Equity Method Investment, Ownership Percentage	90.00%
Equity investment in unconsolidated investments	$ 22,615,435	$ 0